COMMITMENTS, GUARANTEES AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent Expense and Sublease Rental Income Associated With Operating Leases
Rent expense and sublease rental income, which are recorded net as an operating cost, for all operating leases were as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(in millions)
Rent expense	$226	$227	$218
Sublease rental income	(14)	(11)	(11)
Net rent expense	$212	$216	$207

Future Annual Minimum Payments Due
Future annual minimum payments due subsequent to December 31, 2014 under all of our noncancelable operating leases with initial terms in excess of one year are as follows:

	Minimum Lease Payments	Sublease Rental Receipts	Net Lease Commitments
	(in millions)
For the years ending December 31,:
2015	$232	$(17)	$215
2016	198	(16)	182
2017	163	(15)	148
2018	110	(13)	97
2019	78	(9)	69
Thereafter	364	(9)	355
Total	$1,145	$(79)	$1,066